NOTE 19 SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended			114 Months Ended	4 Months Ended																4 Months Ended					12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2013	Apr. 23, 2014 Subsequent Event [Member] Chief Operating Officer [Member] Stock Issued as Signing Bonus [Member]	Apr. 23, 2014 Subsequent Event [Member] Tangiers Securities Purchase Agreement [Member]	Apr. 23, 2014 Subsequent Event [Member] Legal Fees [Member] Two $50,000 Convertible Notes [Member] GEL Properties, LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] Legal Fees [Member] Two $30,000 Convertible Notes [Member] LG Capital Funding LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] Two $50,000 Convertible Notes [Member] GEL Properties, LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] Two $30,000 Convertible Notes [Member] LG Capital Funding LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] $35,000 Convertible Note [Member] LG Capital Funding LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] Commissions to Carter Terry & Company [Member] $30,000 Convertible Note [Member] Union Capital LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Apr. 23, 2014 Subsequent Event [Member] Two $50,000 Convertible Notes [Member] GEL Properties, LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] Two $30,000 Convertible Notes [Member] LG Capital Funding LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] $35,000 Convertible Note [Member] LG Capital Funding LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] $30,000 Convertible Note [Member] LG Capital Funding LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] $30,000 Convertible Note [Member] Union Capital LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] Note Payable on October 2, 2012 [Member] Tangiers Investors, LP [Member]	Apr. 23, 2014 Subsequent Event [Member] Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Apr. 23, 2014 Subsequent Event [Member] LG Capital Funding LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] Typenex Co-Investment, LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] Beaufort Capital Partners LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] Caesar Capital Group, LLC [Member]	Apr. 23, 2014 Subsequent Event [Member] WHC Capital, LLC [Member]	Dec. 31, 2010 Tangiers Securities Purchase Agreement [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Convertible Note on July 11, 2012 [Member]	Dec. 31, 2012 Note Payable on October 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Note Payable on October 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 LG Capital Funding LLC [Member]	Dec. 31, 2013 Typenex Co-Investment, LLC [Member]
NOTE 19 SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)					100,000	11,801,616
Stock Issued During Period, Value, Other			$ 1,500		$ 2,700	$ 301,500
Number of Partial Conversion Notices Received													3
Debt Conversion, Converted Instrument, Shares Issued (in Shares)													2,515,280						3,000,000		4,154,411	2,773,925					11,229,544
Debt Conversion, Original Debt, Amount													50,208						76,800		58,785	40,000					283,920
Number of Note Agreements														2	2
Debt Instrument, Face Amount														50,000	30,000	35,000		30,000					55,000	44,000	55,000			550,000		750,000		100,000		56,500	280,000
Original Issue Discount Rate														10.00%	10.00%	10.00%		10.00%					10.00%	10.00%	10.00%			10.00%						10.00%
Convertible Notes Payable														55,000													122,323	132,825		161,059	419,674	103,740	110,740	56,500	158,864
Debt Instrument, Maturity Date, Description														twelve (12) months from the Effective Date	nine (9) months from the Effective Date	nine (9) months from the Effective Date		twelve (12) months from the Effective Date					six (6) months from the Effective Date	twelve (12) months from the Effective Date	twelve (12) months from the Effective Date			twelve (12) months from the Effective Date		twenty four (24) months from the Effective Date of each tranche		term of twenty four (24) months		nine (9) months from the Effective Date	thirteen (13) months from the Effective Date
Debt Instrument, Interest Rate, Stated Percentage														5.00%	5.00%	5.00%		5.00%					5.00%	8.00%	8.00%					7.00%		7.00%			10.00%
Debt Instrument, Convertible, Terms of Conversion Feature														The Notes may be converted to shares of Common Stock of the Company at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.	The Notes may be converted to shares of Common Stock of the Company at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.	Unless the Note prepaid in cash, the Lender has the right at its election to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.	Unless the Note prepaid in cash, the Lender has the right at its election to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.						Unless the Note prepaid in cash, the Lender has the right at its election to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.	Unless the Note prepaid in cash, the Lender has the right at its election to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the lowest VWAP (volume weighted average price) of the shares of Common Stock during the five (5) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.	Unless the Note prepaid in cash, the Lender has the right at its election to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.			the Lender has the right, at any time 90 days after the Effective Date, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Conversion Price is the lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion	lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion	undiscounted volume weighted average price (VWAP) on the day of conversion, subject to a floor price of $0.0129 per share, and a ceiling price of the undiscounted VWAP on the date prior to each tranche received by the Registrant				lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion	In lieu of cash payments, the Company may elect to convert the note to shares at 70% of the arithmetic average of the two (2) lowest VWAPs of the shares of Common Stock during the twenty (20) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date
Proceeds from Convertible Debt	646,097	728,000		2,027,909										50,000	30,000												235,000	115,000							125,000
Payments of Financing Costs	36,950	24,500		61,450			2,500	1,500	4,000	2,400	2,800	2,400											4,000	4,000	4,000
Convertible Debt															33,000
Debt Issuance Cost																$ 1,750		$ 1,500
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)																						368,217				6,589,147
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																			$ 0.02	$ 0.02															$ 0.08